UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 26.5%
Consumer Discretionary 2.7%
21st Century Fox America, Inc.:
3.7%, 9/15/2024	30,000	32,404
6.15%, 3/1/2037	20,000	25,131
6.65%, 11/15/2037	40,000	52,737
Carnival Corp., 3.95%, 10/15/2020	25,000	27,025
CBS Corp., 3.7%, 8/15/2024	100,000	104,684
Comcast Corp., 6.4%, 5/15/2038	80,000	111,300
CVS Health Corp., 2.8%, 7/20/2020	25,000	25,901
Ford Motor Co., 4.75%, 1/15/2043	25,000	25,900
Ford Motor Credit Co., LLC, 4.25%, 9/20/2022	250,000	270,508
General Motors Co., 4.0%, 4/1/2025	50,000	51,114
General Motors Financial Co., Inc., 3.1%, 1/15/2019	50,000	50,966
Harley-Davidson, Inc., 4.625%, 7/28/2045	25,000	27,254
Historic TW, Inc., 6.625%, 5/15/2029	10,000	13,110
Home Depot, Inc.:
4.2%, 4/1/2043	50,000	56,343
5.4%, 9/15/2040	25,000	32,588
Hyatt Hotels Corp., 3.375%, 7/15/2023	25,000	25,709
Johnson Controls, Inc., 5.0%, 3/30/2020	75,000	82,364
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	56,872
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	145,000	151,693
Series I, 6.3%, 10/15/2037	60,000	79,336
NBCUniversal Media LLC, 2.875%, 1/15/2023	40,000	41,657
Newell Brands, Inc., 3.15%, 4/1/2021	100,000	104,186
Nordstrom, Inc., 6.25%, 1/15/2018	125,000	132,616
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	89,839
Starwood Hotels & Resorts Worldwide LLC, 6.75%, 5/15/2018	40,000	43,249
Target Corp., 7.0%, 1/15/2038	75,000	113,378
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	113,150
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	87,208
Time Warner Cable LLC:
6.75%, 6/15/2039	75,000	91,241
8.75%, 2/14/2019	55,000	63,429
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	88,358
6.1%, 7/15/2040	20,000	25,133
6.25%, 3/29/2041	30,000	38,646
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	45,000	45,040
1.7%, 2/19/2019	80,000	80,624
VF Corp., 6.45%, 11/1/2037	15,000	20,632
Viacom, Inc., 6.875%, 4/30/2036	80,000	94,095
Walgreens Boots Alliance, Inc.:
2.6%, 6/1/2021	100,000	102,337
3.1%, 6/1/2023	50,000	51,572
Walt Disney Co.:
3.7%, 12/1/2042	55,000	58,153
Series E, 3.75%, 6/1/2021	20,000	21,949
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	42,520
		2,851,951
Consumer Staples 2.1%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	27,941
10.2%, 2/6/2039	53,000	100,173
Anheuser-Busch InBev Finance, Inc., 4.7%, 2/1/2036	200,000	229,955
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	50,046
5.375%, 1/15/2020	100,000	111,709
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	35,000	38,061
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	25,338
Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	25,000	29,294
Coca-Cola Co., 1.65%, 3/14/2018	100,000	100,954
Colgate-Palmolive Co., 2.1%, 5/1/2023	50,000	50,686
ConAgra Foods, Inc.:
7.0%, 4/15/2019	9,000	10,062
7.125%, 10/1/2026	19,000	24,530
Diageo Capital PLC, 5.75%, 10/23/2017	65,000	68,028
Dr. Pepper Snapple Group, Inc., 2.0%, 1/15/2020	25,000	25,074
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	19,602
Kellogg Co., 4.5%, 4/1/2046	25,000	27,041
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	59,088
Kraft Heinz Foods Co.:
4.375%, 6/1/2046	25,000	26,451
5.0%, 6/4/2042	50,000	57,449
Kroger Co.:
2.65%, 10/15/2026 (a)	50,000	49,627
8.0%, 9/15/2029	40,000	57,840
Molson Coors Brewing Co., 5.0%, 5/1/2042	25,000	28,955
Mondelez International, Inc., 4.0%, 2/1/2024	100,000	109,681
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	36,311
PepsiCo, Inc.:
4.25%, 10/22/2044	25,000	28,532
4.5%, 1/15/2020	95,000	104,363
5.0%, 6/1/2018	80,000	85,028
Philip Morris International, Inc.:
5.65%, 5/16/2018	125,000	133,678
6.375%, 5/16/2038	20,000	27,957
Procter & Gamble Co., 4.7%, 2/15/2019	165,000	178,649
Sysco Corp., 2.6%, 10/1/2020	50,000	51,474
Tyson Foods, Inc., 5.15%, 8/15/2044	25,000	29,445
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	50,000	61,804
5.25%, 9/1/2035	50,000	66,393
5.875%, 4/5/2027	40,000	52,422
6.5%, 8/15/2037	25,000	36,864
Walgreen Co., 5.25%, 1/15/2019	31,000	33,486
		2,253,991
Energy 2.5%
Anadarko Petroleum Corp., 7.95%, 6/15/2039	10,000	12,371
Apache Corp.:
5.25%, 2/1/2042	35,000	36,826
6.0%, 1/15/2037	20,000	22,818
Baker Hughes, Inc., 3.2%, 8/15/2021	25,000	26,071
BP Capital Markets PLC:
2.5%, 11/6/2022	50,000	50,502
2.75%, 5/10/2023	90,000	91,504
3.535%, 11/4/2024	35,000	37,182
4.75%, 3/10/2019	25,000	26,919
British Transco Finance, Inc., 6.625%, 6/1/2018	80,000	86,746
Buckeye Partners LP, 4.875%, 2/1/2021	40,000	43,093
Burlington Resources Finance Co.:
7.2%, 8/15/2031	30,000	39,110
7.4%, 12/1/2031	15,000	19,943
Canadian Natural Resources Ltd.:
3.45%, 11/15/2021	50,000	51,464
6.45%, 6/30/2033	20,000	22,608
Chevron Corp.:
2.193%, 11/15/2019	65,000	66,314
2.355%, 12/5/2022	40,000	40,724
Devon Energy Corp.:
3.25%, 5/15/2022	15,000	14,893
7.95%, 4/15/2032	10,000	12,252
Devon Financing Co., LLC, 7.875%, 9/30/2031	30,000	37,163
Energy Transfer Partners LP:
4.9%, 2/1/2024	55,000	57,281
6.625%, 10/15/2036	20,000	21,775
Enterprise Products Operating LLC:
3.9%, 2/15/2024	95,000	99,364
Series D, 6.875%, 3/1/2033	20,000	24,416
EOG Resources, Inc.:
4.1%, 2/1/2021	25,000	26,937
5.625%, 6/1/2019	100,000	109,527
Exxon Mobil Corp., 3.043%, 3/1/2026	125,000	131,035
Halliburton Co.:
5.9%, 9/15/2018	30,000	32,376
7.45%, 9/15/2039	60,000	81,575
Hess Corp., 7.125%, 3/15/2033	21,000	23,718
Kinder Morgan Energy Partners LP:
6.55%, 9/15/2040	1,000	1,075
7.3%, 8/15/2033	40,000	46,444
Kinder Morgan, Inc., 7.75%, 1/15/2032	10,000	12,090
Marathon Petroleum Corp., 6.5%, 3/1/2041	40,000	43,734
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	58,425
Petroleos Mexicanos:
3.5%, 7/23/2020	100,000	100,700
5.5%, 1/21/2021	40,000	42,300
Plains All American Pipeline LP, 4.65%, 10/15/2025	75,000	77,690
Shell International Finance BV:
2.25%, 1/6/2023	25,000	24,930
2.375%, 8/21/2022	50,000	50,825
6.375%, 12/15/2038	50,000	68,006
Southern Union Co., 8.25%, 11/15/2029	40,000	47,758
Statoil ASA, 5.25%, 4/15/2019	165,000	180,633
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	48,398
Tosco Corp., 8.125%, 2/15/2030	70,000	95,716
Total Capital International SA, 2.75%, 6/19/2021	100,000	104,445
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	30,000	36,598
6.2%, 10/15/2037	40,000	51,042
6.35%, 5/15/2067	20,000	15,910
6.5%, 8/15/2018	25,000	27,184
Valero Energy Corp.:
9.375%, 3/15/2019	65,000	76,520
10.5%, 3/15/2039	30,000	46,195
Williams Partners LP, 4.875%, 3/15/2024	60,000	60,643
		2,663,768
Financials 7.0%
Allstate Corp., 5.35%, 6/1/2033	41,000	51,053
American Express Co., 2.65%, 12/2/2022	108,000	110,526
American International Group, Inc.:
3.75%, 7/10/2025	10,000	10,488
3.9%, 4/1/2026	50,000	52,897
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	139,221
AXA SA, 8.6%, 12/15/2030	40,000	56,400
Bank of America Corp.:
2.625%, 10/19/2020	100,000	102,049
4.125%, 1/22/2024	50,000	54,225
Series L, 4.75%, 4/21/2045	50,000	53,374
6.5%, 7/15/2018	40,000	43,318
Series L, 7.625%, 6/1/2019	100,000	114,761
Bank of America NA, 6.0%, 10/15/2036	100,000	128,422
Bank of New York Mellon Corp.:
2.2%, 3/4/2019	75,000	76,402
5.45%, 5/15/2019	35,000	38,454
5.5%, 12/1/2017	50,000	52,319
Bank of Nova Scotia, 1.875%, 4/26/2021	13,000	13,090
Bank One Corp., 7.625%, 10/15/2026	40,000	53,218
Barclays PLC, 3.25%, 1/12/2021	200,000	203,274
Bear Stearns Companies LLC, 7.25%, 2/1/2018	235,000	252,366
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	50,000	66,570
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	100,000	105,106
Capital One Financial Corp.:
3.2%, 2/5/2025	100,000	101,938
4.75%, 7/15/2021	25,000	27,820
Charles Schwab Corp., 3.225%, 9/1/2022	25,000	26,588
Chubb Corp., Series 1, 6.5%, 5/15/2038	20,000	28,810
Citigroup, Inc.:
2.7%, 3/30/2021	150,000	153,255
4.6%, 3/9/2026	50,000	53,398
6.625%, 6/15/2032	60,000	74,250
8.125%, 7/15/2039	40,000	62,885
8.5%, 5/22/2019	80,000	93,344
Cooperatieve Rabobank UA, 3.875%, 2/8/2022	155,000	169,628
Credit Suisse AG New York, 5.3%, 8/13/2019	150,000	164,298
Fifth Third Bancorp.:
4.5%, 6/1/2018	40,000	41,488
8.25%, 3/1/2038	40,000	59,274
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	200,000	224,473
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	23,863
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	67,651
HSBC Holdings PLC:
2.95%, 5/25/2021	200,000	202,853
5.1%, 4/5/2021	105,000	116,080
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	23,024
JPMorgan Chase & Co.:
3.9%, 7/15/2025	100,000	107,832
4.625%, 5/10/2021	125,000	138,429
4.95%, 6/1/2045	50,000	56,007
6.0%, 1/15/2018	100,000	105,652
6.3%, 4/23/2019	80,000	89,120
KeyCorp, 2.9%, 9/15/2020	50,000	51,907
Lincoln National Corp., 8.75%, 7/1/2019	130,000	153,019
MetLife, Inc.:
3.048%, 12/15/2022	140,000	145,797
6.4%, 12/15/2036	20,000	22,138
Morgan Stanley:
2.5%, 4/21/2021	100,000	101,250
Series F, 5.625%, 9/23/2019	150,000	166,119
6.375%, 7/24/2042	80,000	109,007
7.3%, 5/13/2019	125,000	142,063
Nasdaq, Inc., 3.85%, 6/30/2026	25,000	26,159
National Australia Bank Ltd., 2.0%, 1/14/2019	250,000	252,400
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	25,000	37,517
PNC Bank NA, 2.15%, 4/29/2021	250,000	252,608
PNC Financial Services Group, Inc., 6.7%, 6/10/2019	80,000	90,958
Protective Life Corp., 8.45%, 10/15/2039	40,000	56,441
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	23,652
Series D, 6.625%, 12/1/2037	40,000	51,492
Royal Bank of Canada:
2.0%, 10/1/2018	40,000	40,454
2.15%, 3/6/2020	100,000	101,487
2.2%, 9/23/2019	70,000	71,375
2.3%, 3/22/2021	25,000	25,683
S&P Global, Inc., 5.9%, 11/15/2017	40,000	41,748
State Street Corp., 2.65%, 5/19/2026	25,000	25,284
The Goldman Sachs Group, Inc.:
3.75%, 5/22/2025	50,000	52,503
4.75%, 10/21/2045	50,000	56,113
5.95%, 1/18/2018	105,000	110,779
6.125%, 2/15/2033	40,000	50,403
6.15%, 4/1/2018	100,000	106,511
6.75%, 10/1/2037	100,000	127,331
The Travelers Companies, Inc., 6.25%, 6/15/2037	50,000	69,525
U.S. Bancorp., 2.95%, 7/15/2022	165,000	171,895
Visa, Inc., 4.3%, 12/14/2045	100,000	115,567
Wells Fargo & Co.:
3.0%, 4/22/2026	50,000	50,470
Series I, 3.5%, 3/8/2022	100,000	106,100
3.55%, 9/29/2025	100,000	105,617
4.9%, 11/17/2045	50,000	55,051
5.375%, 2/7/2035	75,000	91,327
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	180,872
		7,428,115
Health Care 2.7%
AbbVie, Inc.:
2.9%, 11/6/2022	20,000	20,508
4.4%, 11/6/2042	41,000	42,662
4.7%, 5/14/2045	25,000	26,920
Actavis Funding SCS:
3.0%, 3/12/2020	100,000	103,252
3.8%, 3/15/2025	100,000	105,835
Actavis, Inc., 3.25%, 10/1/2022	80,000	82,922
Aetna, Inc., 6.625%, 6/15/2036	41,000	55,474
Amgen, Inc., 5.75%, 3/15/2040	70,000	86,528
Anthem, Inc., 5.85%, 1/15/2036	50,000	60,966
AstraZeneca PLC, 2.375%, 11/16/2020	50,000	51,420
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	78,827
3.25%, 11/12/2020	80,000	84,102
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	90,375
Cardinal Health, Inc.:
3.2%, 6/15/2022	80,000	84,060
4.625%, 12/15/2020	75,000	83,025
Celgene Corp., 4.625%, 5/15/2044	50,000	52,704
Covidien International Finance SA, 6.0%, 10/15/2017	60,000	62,921
Gilead Sciences, Inc.:
4.6%, 9/1/2035	25,000	27,486
4.75%, 3/1/2046	50,000	55,878
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	55,000	79,313
Johnson & Johnson, 4.85%, 5/15/2041	80,000	104,862
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	42,642
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	20,000	21,955
5.9%, 11/1/2039	20,000	24,561
Medtronic, Inc., 6.5%, 3/15/2039	20,000	28,151
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.2%, 7/1/2055	25,000	27,963
Merck & Co., Inc., 6.5%, 12/1/2033	20,000	27,946
Merck Sharp & Dohme Corp.:
5.0%, 6/30/2019	100,000	110,031
5.85%, 6/30/2039	20,000	26,699
Mylan NV, 144A, 3.15%, 6/15/2021	100,000	101,877
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	136,151
Pfizer, Inc.:
4.4%, 5/15/2044	25,000	28,881
6.2%, 3/15/2019	50,000	55,684
Pharmacia LLC, 6.6%, 12/1/2028	75,000	102,425
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	81,600
Stryker Corp., 4.625%, 3/15/2046	50,000	56,082
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021	100,000	99,623
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	118,620
UnitedHealth Group, Inc., 2.75%, 2/15/2023	230,000	238,120
Wyeth LLC, 5.95%, 4/1/2037	40,000	53,491
		2,822,542
Industrials 2.4%
3M Co., 5.7%, 3/15/2037	20,000	27,450
Boeing Co.:
6.625%, 2/15/2038	40,000	57,797
7.95%, 8/15/2024	50,000	69,527
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	22,001
6.2%, 8/15/2036	95,000	128,413
Canadian National Railway Co.:
6.2%, 6/1/2036	10,000	13,807
6.25%, 8/1/2034	10,000	13,727
6.375%, 11/15/2037	20,000	28,209
Caterpillar Financial Services Corp., 5.45%, 4/15/2018	80,000	85,024
Caterpillar, Inc., 3.803%, 8/15/2042	50,000	51,245
CSX Corp.:
6.0%, 10/1/2036	80,000	103,106
6.15%, 5/1/2037	40,000	52,092
Deere & Co., 8.1%, 5/15/2030	40,000	60,308
Emerson Electric Co., 5.25%, 10/15/2018	40,000	43,264
Fluor Corp., 3.5%, 12/15/2024	25,000	26,620
GATX Corp., 2.6%, 3/30/2020	25,000	25,331
General Dynamics Corp., 2.25%, 11/15/2022	25,000	25,579
General Electric Co.:
3.1%, 1/9/2023	100,000	106,237
3.15%, 9/7/2022	125,000	132,887
4.125%, 10/9/2042	40,000	43,775
5.25%, 12/6/2017	30,000	31,446
Series A, 6.15%, 8/7/2037	105,000	144,092
Harris Corp., 4.4%, 12/15/2020	50,000	54,253
Honeywell International, Inc., 3.35%, 12/1/2023	20,000	21,560
Illinois Tool Works, Inc., 6.25%, 4/1/2019	100,000	111,494
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	50,000	54,965
John Deere Capital Corp., 2.55%, 1/8/2021	50,000	51,855
Koninklijke Philips NV, 6.875%, 3/11/2038	50,000	66,174
Lockheed Martin Corp.:
2.5%, 11/23/2020	75,000	77,421
4.07%, 12/15/2042	85,000	91,055
Raytheon Co., 4.4%, 2/15/2020	80,000	87,985
Republic Services, Inc., 5.0%, 3/1/2020	80,000	88,039
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	54,047
Union Pacific Corp., 3.646%, 2/15/2024	33,000	36,046
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	49,270
United Parcel Service, Inc., 5.5%, 1/15/2018	165,000	174,533
United Technologies Corp.:
5.375%, 12/15/2017	40,000	41,994
6.125%, 7/15/2038	50,000	68,000
Waste Management Holdings, Inc., 7.1%, 8/1/2026	80,000	108,171
Western Union Co., 6.2%, 6/21/2040	20,000	21,329
		2,550,128
Information Technology 2.0%
Amazon.com, Inc., 3.8%, 12/5/2024	50,000	55,421
Apple, Inc.:
3.25%, 2/23/2026	200,000	212,582
3.45%, 5/6/2024	190,000	205,623
Cisco Systems, Inc., 5.9%, 2/15/2039	75,000	100,471
Corning, Inc., 5.75%, 8/15/2040	20,000	23,812
Diamond 1 Finance Corp., 144A, 4.42%, 6/15/2021	150,000	156,768
Hewlett Packard Enterprise Co., 144A, 6.35%, 10/15/2045	50,000	51,597
Intel Corp., 4.1%, 5/19/2046	50,000	53,515
International Business Machines Corp.:
6.5%, 1/15/2028	105,000	142,438
7.625%, 10/15/2018	200,000	225,014
Microsoft Corp.:
1.55%, 8/8/2021	100,000	99,591
2.4%, 8/8/2026	100,000	100,085
3.7%, 8/8/2046	50,000	50,609
4.2%, 6/1/2019	80,000	86,340
4.875%, 12/15/2043	40,000	47,819
Oracle Corp.:
3.4%, 7/8/2024	55,000	58,747
5.0%, 7/8/2019	20,000	21,954
5.375%, 7/15/2040	40,000	49,168
6.125%, 7/8/2039	150,000	201,083
Tyco Electronics Group SA, 6.55%, 10/1/2017	205,000	215,389
		2,158,026
Materials 1.0%
Barrick Gold Corp., 4.1%, 5/1/2023	33,000	35,588
BHP Billiton Finance (U.S.A.) Ltd., 6.5%, 4/1/2019	40,000	44,805
Dow Chemical Co., 5.25%, 11/15/2041	40,000	45,174
E.I. du Pont de Nemours & Co.:
2.8%, 2/15/2023	95,000	97,114
4.625%, 1/15/2020	50,000	54,798
EI du Pont de Nemours & Co., 5.6%, 12/15/2036	50,000	60,882
Monsanto Co.:
5.5%, 8/15/2025	20,000	23,462
Series 1, 5.5%, 7/30/2035	50,000	57,435
Newmont Mining Corp.:
3.5%, 3/15/2022	75,000	77,898
5.875%, 4/1/2035	15,000	16,891
Nucor Corp.:
5.85%, 6/1/2018	20,000	21,373
6.4%, 12/1/2037	20,000	25,101
Potash Corp. of Saskatchewan, Inc.:
4.875%, 3/30/2020	25,000	27,394
6.5%, 5/15/2019	80,000	89,168
PPG Industries, Inc., 6.65%, 3/15/2018	8,000	8,569
Praxair, Inc., 4.5%, 8/15/2019	60,000	65,332
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	23,396
6.125%, 12/15/2033	41,000	47,638
Southern Copper Corp., 6.75%, 4/16/2040	75,000	81,737
Vale Overseas Ltd., 6.875%, 11/21/2036	55,000	53,460
WestRock MWV LLC, 7.95%, 2/15/2031	80,000	107,863
		1,065,078
Real Estate 0.5%
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	88,828
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	181,036
HCP, Inc.:
(REIT), 3.4%, 2/1/2025	130,000	128,398
(REIT), 4.25%, 11/15/2023	60,000	62,998
		461,260
Telecommunication Services 1.4%
America Movil SAB de CV, 6.125%, 11/15/2037	30,000	35,859
AT&T, Inc.:
3.4%, 5/15/2025	180,000	184,933
6.0%, 8/15/2040	15,000	17,971
6.3%, 1/15/2038	5,000	6,241
6.375%, 3/1/2041	45,000	56,385
6.4%, 5/15/2038	16,000	19,972
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	52,896
9.375%, 12/15/2030	60,000	97,131
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	55,926
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	48,392
Orange SA, 5.375%, 7/8/2019	125,000	138,127
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	87,678
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	52,472
Verizon Communications, Inc.:
2.625%, 2/21/2020	25,000	25,710
3.0%, 11/1/2021	75,000	78,477
4.672%, 3/15/2055	145,000	152,530
5.15%, 9/15/2023	200,000	232,985
6.4%, 9/15/2033	30,000	38,869
Vodafone Group PLC:
6.15%, 2/27/2037	20,000	24,216
6.25%, 11/30/2032	55,000	67,426
7.875%, 2/15/2030	30,000	41,624
		1,515,820
Utilities 2.2%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	62,331
6.125%, 5/15/2038	42,000	56,456
Berkshire Hathaway Energy Co., 6.125%, 4/1/2036	100,000	132,824
Cleveland Electric Illuminating Co., Series D, 7.88%, 11/1/2017	60,000	63,808
Commonwealth Edison Co., 5.8%, 3/15/2018	40,000	42,621
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	73,040
Series 08-B, 6.75%, 4/1/2038	40,000	57,571
Dominion Resources, Inc., Series F, 5.25%, 8/1/2033	40,000	45,267
DTE Electric Co., 5.7%, 10/1/2037	40,000	52,685
Duke Energy Carolinas LLC:
3.9%, 6/15/2021	100,000	109,568
6.05%, 4/15/2038	65,000	88,490
Duke Energy Florida LLC, 3.1%, 8/15/2021	100,000	105,977
Duke Energy Florida Project Finance LLC, Series 2026, 2.538%, 9/1/2029	50,000	50,398
Entergy Louisiana LLC, 3.05%, 6/1/2031	50,000	51,336
Exelon Corp., 5.625%, 6/15/2035	20,000	23,898
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	115,350
Florida Power & Light Co.:
3.25%, 6/1/2024	50,000	53,570
4.95%, 6/1/2035	40,000	48,601
5.65%, 2/1/2037	39,000	51,149
KeySpan Corp., 8.0%, 11/15/2030	40,000	56,285
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	34,883
NiSource Finance Corp., 5.45%, 9/15/2020	60,000	67,393
Northern States Power Co., 6.25%, 6/1/2036	40,000	55,758
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	101,361
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	50,722
6.05%, 3/1/2034	25,000	33,338
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	25,065
5.764%, 7/15/2040	25,000	33,023
5.795%, 3/15/2040	20,000	26,841
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	51,601
Sempra Energy, 6.0%, 10/15/2039	50,000	63,924
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	60,997
6.65%, 4/1/2029	40,000	53,106
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	52,559
Southern Co., 2.95%, 7/1/2023	25,000	25,830
Southern Co. Gas Capital Corp., 3.5%, 9/15/2021	25,000	26,383
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	125,000	132,197
United Utilities PLC, 5.375%, 2/1/2019	25,000	26,742
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	67,678
Xcel Energy, Inc., 6.5%, 7/1/2036	30,000	40,777
		2,371,403
Total Corporate Bonds (Cost $25,733,433)		28,142,082
Mortgage-Backed Securities Pass-Throughs 26.4%
Federal Home Loan Mortgage Corp.:
2.5%, 3/1/2027	217,007	225,059
3.0%, with various maturities from 11/1/2026 until 7/1/2043	1,848,879	1,939,100
3.5%, with various maturities from 8/1/2027 until 3/1/2046	1,942,989	2,050,759
4.0%, with various maturities from 1/1/2020 until 8/1/2042	879,078	952,351
4.5%, with various maturities from 1/1/2020 until 9/1/2041	491,988	536,399
5.0%, with various maturities from 12/1/2017 until 6/1/2036	468,441	518,065
5.5%, with various maturities from 6/1/2020 until 1/1/2038	256,320	286,167
6.0%, with various maturities from 9/1/2021 until 2/1/2038	353,198	401,584
6.5%, with various maturities from 6/1/2034 until 8/1/2036	92,277	109,460
7.0%, with various maturities from 12/1/2024 until 12/1/2026	9,721	10,190
7.5%, with various maturities from 5/1/2024 until 6/1/2027	853	856
Federal National Mortgage Association:
2.433% *, 11/1/2045	42,375	43,724
2.5%, with various maturities from 5/1/2028 until 7/1/2030	1,081,050	1,121,034
2.603% *, 7/1/2045	87,735	90,535
2.915% *, 5/1/2041	27,479	28,652
3.0%, with various maturities from 1/1/2027 until 10/1/2046	2,743,603	2,863,124
3.5%, with various maturities from 12/1/2026 until 1/1/2046	3,826,155	4,049,835
4.0%, with various maturities from 12/1/2020 until 3/1/2042	1,913,432	2,065,347
4.5%, with various maturities from 2/1/2020 until 6/1/2042	1,049,481	1,154,272
5.0%, with various maturities from 12/1/2023 until 9/1/2041	460,795	511,072
5.5%, with various maturities from 8/1/2019 until 12/1/2038	412,809	463,007
6.0%, with various maturities from 3/1/2017 until 11/1/2037	240,387	275,296
6.5%, with various maturities from 1/1/2018 until 1/1/2038	153,279	177,954
7.0%, with various maturities from 6/1/2017 until 6/1/2038	111,302	126,063
7.5%, with various maturities from 1/1/2024 until 4/1/2028	4,873	5,768
8.0%, with various maturities from 12/1/2021 until 11/1/2031	10,388	11,502
8.5%, 12/1/2025	274	274
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 12/20/2045	1,383,203	1,458,075
3.5%, with various maturities from 10/20/2041 until 8/20/2045	2,231,177	2,373,395
4.0%, with various maturities from 11/15/2024 until 2/20/2046	2,067,613	2,227,311
4.5%, with various maturities from 5/15/2039 until 1/20/2041	745,347	824,806
5.0%, with various maturities from 10/20/2035 until 8/20/2042	509,586	569,692
5.5%, with various maturities from 9/15/2033 until 10/20/2040	171,535	194,272
6.0%, with various maturities from 2/15/2029 until 12/15/2038	207,750	238,852
6.5%, with various maturities from 8/20/2032 until 10/20/2037	144,367	169,489
7.5%, 8/15/2031	1,288	1,338
8.0%, with various maturities from 7/15/2022 until 3/15/2032	28,113	34,547
Total Mortgage-Backed Securities Pass-Throughs (Cost $27,244,313)		28,109,226
Asset-Backed 0.6%
Automobile Receivables 0.3%
Honda Auto Receivables Owner Trust, "A3", Series 2015-4, 1.23%, 9/23/2019	200,000	200,449
World Omni Auto Receivables Trust, "A3", Series 2015-B, 1.49%, 12/15/2020	100,000	100,441
		300,890
Credit Card Receivables 0.3%
Chase Issuance Trust:
"A", Series 2015-A2, 1.59%, 2/18/2020	100,000	100,602
"A7", Series 2012-A7, 2.16%, 9/16/2024	100,000	101,609
GE Capital Credit Card Master Note Trust, "A", Series 2012-7, 1.76%, 9/15/2022	100,000	100,533
		302,744
Total Asset-Backed (Cost $587,391)		603,634
Commercial Mortgage-Backed Securities 1.7%
Commercial Mortgage Trust:
"A2", Series 2014-UBS5, 3.031%, 9/10/2047	100,000	103,342
"A5", Series 2014-LC17, 3.917%, 10/10/2047	100,000	110,485
"A4", Series 2013-CR9, 4.233% *, 7/10/2045	186,000	209,231
Fannie Mae-Aces:
"ASQ2", Series 2014-M1, 2.323%, 11/25/2018	42,825	43,531
"A2", Series 2011-M5, 2.94%, 7/25/2021	100,000	105,539
"A2", Series 2013-M14, 3.329%, 10/25/2023	100,000	108,115
FHLMC Multifamily Structured Pass-Through Certificates:
"A1", Series K019, 1.459%, 9/25/2021	60,391	60,410
"A1", Series K025, 1.875%, 4/25/2022	81,304	82,114
"A2", Series K020, 2.373%, 5/25/2022	100,000	103,808
"A2", Series K017, 2.873%, 12/25/2021	100,000	105,720
"A2", Series K041, 3.171%, 10/25/2024	100,000	108,767
GS Mortgage Securities Trust, "A4", Series 2016-GS2, 3.05%, 5/10/2049	50,000	52,242
JPMBB Commercial Mortgage Securities Trust, "A4", Series 2013-C17, 4.199%, 1/15/2047	100,000	112,103
JPMorgan Chase Commercial Mortgage Securities Trust, "A5", Series 2015-JP1, 3.914%, 1/15/2049	100,000	110,943
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	174,143	185,765
UBS-Barclays Commercial Mortgage Trust, "A3", Series 2012-C2, 3.058%, 5/10/2063	100,000	104,690
WFRBS Commercial Mortgage Trust, "A5", Series 2014-C19, 4.101%, 3/15/2047	100,000	111,289
Total Commercial Mortgage-Backed Securities (Cost $1,758,697)		1,818,094
Government & Agency Obligations 43.7%
Other Government Related (b) 2.1%
Asian Development Bank, 1.75%, 9/11/2018	250,000	253,852
European Investment Bank:
1.125%, 8/15/2019	500,000	499,757
4.875%, 2/15/2036	65,000	89,905
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	40,000	52,161
Inter-American Development Bank:
1.0%, 5/13/2019	250,000	249,976
3.875%, 9/17/2019	210,000	226,510
International Bank for Reconstruction & Development:
1.375%, 5/24/2021	250,000	250,427
4.75%, 2/15/2035	20,000	26,800
KFW:
Zero Coupon, 4/18/2036	210,000	128,479
2.375%, 8/25/2021	165,000	172,527
Petroleos Mexicanos:
4.875%, 1/24/2022	190,000	193,800
6.625%, 6/15/2035	40,000	40,714
		2,184,908
Sovereign Bonds 1.7%
Japan Bank for International Cooperation, 1.875%, 4/20/2021	200,000	202,000
Province of Ontario:
4.0%, 10/7/2019	100,000	107,730
4.4%, 4/14/2020	100,000	110,144
Province of Quebec:
4.625%, 5/14/2018	40,000	42,286
Series NN, 7.125%, 2/9/2024	80,000	105,520
Republic of Italy, 5.375%, 6/15/2033	80,000	97,591
Republic of Panama, 5.2%, 1/30/2020	100,000	110,500
Republic of Peru, 7.35%, 7/21/2025	115,000	159,275
Republic of Philippines, 5.5%, 3/30/2026	200,000	252,259
Republic of Poland, 6.375%, 7/15/2019	165,000	185,625
Republic of South Africa, 6.875%, 5/27/2019	100,000	112,000
State of Israel, 5.125%, 3/26/2019	100,000	109,383
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	232,760
		1,827,073
U.S. Government Sponsored Agencies 2.3%
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	432,799
3.75%, 3/27/2019	622,000	664,843
6.25%, 7/15/2032	100,000	151,033
6.75%, 9/15/2029	3,000	4,526
Federal National Mortgage Association:
1.875%, 9/18/2018	500,000	510,202
6.25%, 5/15/2029	105,000	151,601
7.125%, 1/15/2030	41,000	64,090
7.25%, 5/15/2030	164,000	259,863
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	255,733
		2,494,690
U.S. Treasury Obligations 37.6%
U.S. Treasury Bonds:
2.5%, 2/15/2046	900,000	930,235
2.5%, 5/15/2046	100,000	103,500
2.875%, 8/15/2045	250,000	278,457
3.0%, 5/15/2045	850,000	969,133
3.0%, 11/15/2045	875,000	998,389
3.625%, 8/15/2043	250,000	318,272
3.875%, 8/15/2040	161,000	210,023
4.25%, 5/15/2039	506,000	693,793
4.5%, 8/15/2039	277,000	392,637
4.625%, 2/15/2040	154,000	222,193
6.0%, 2/15/2026	66,000	91,493
6.25%, 8/15/2023	486,000	640,837
7.25%, 8/15/2022	341,000	456,380
U.S. Treasury Notes:
0.75%, 12/31/2017	1,765,000	1,765,759
0.75%, 8/15/2019	1,000,000	996,523
0.875%, 10/15/2017	800,000	801,562
0.875%, 11/30/2017	500,000	500,976
0.875%, 1/15/2018	1,500,000	1,502,988
1.125%, 6/30/2021	500,000	499,414
1.125%, 8/31/2021	500,000	499,492
1.25%, 12/15/2018	4,500,000	4,542,187
1.25%, 1/31/2020	1,000,000	1,009,219
1.25%, 3/31/2021	350,000	351,832
1.375%, 6/30/2023	1,000,000	998,242
1.5%, 2/28/2019	1,000,000	1,015,625
1.5%, 5/31/2019	1,000,000	1,016,758
1.5%, 10/31/2019	1,000,000	1,017,578
1.5%, 8/15/2026	1,000,000	990,273
1.625%, 5/15/2026	450,000	450,598
1.75%, 12/31/2020	2,500,000	2,566,797
1.75%, 3/31/2022	90,000	92,324
2.0%, 11/15/2021	822,000	854,045
2.0%, 2/15/2022	1,143,000	1,188,050
2.0%, 2/15/2025	400,000	414,219
2.125%, 6/30/2021	1,225,000	1,279,073
2.125%, 8/15/2021	1,519,000	1,586,287
2.125%, 5/15/2025	1,000,000	1,045,469
2.25%, 11/15/2024	500,000	527,910
2.25%, 11/15/2025	2,500,000	2,639,062
2.625%, 8/15/2020	849,000	899,211
2.75%, 11/15/2023	500,000	544,824
2.75%, 2/15/2024	250,000	272,793
3.375%, 11/15/2019	482,000	518,188
3.625%, 2/15/2020	822,000	893,925
3.75%, 11/15/2018	390,000	414,131
		40,000,676
Total Government & Agency Obligations (Cost $44,054,622)		46,507,347
Municipal Bonds and Notes 0.8%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	94,810
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	108,922
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	55,782
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	26,635
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	94,886
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	51,136
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	25,946
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	88,207
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	35,000	43,727
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	56,408
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	51,124
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	55,951
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	44,476
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	54,301
Total Municipal Bonds and Notes (Cost $694,411)		852,311
	Shares	Value ($)
Cash Equivalents 0.2%
Deutsche Central Cash Management Government Fund, 0.42% (c) (Cost $233,893)	233,893	233,893
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $100,306,760) †	99.9	106,266,587
Other Assets and Liabilities, Net	0.1	80,689
Net Assets	100.0	106,347,276

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2016.
†	The cost for federal income tax purposes was $100,317,804. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $5,948,783. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,054,310 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $105,527.
(a)	When-issued security.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (d)
Corporate Bonds	$—	$28,142,082	$—	$28,142,082
Mortgage-Backed Securities Pass-Throughs	—	28,109,226	—	28,109,226
Asset-Backed	—	603,634	—	603,634
Commercial Mortgage-Backed Securities	—	1,818,094	—	1,818,094
Government & Agency Obligations	—	46,507,347	—	46,507,347
Municipal Bonds and Notes	—	852,311	—	852,311
Short-Term Investments	233,893	—	—	233,893
Total	$233,893	$106,032,694	$—	$106,266,587

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Bond Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016